Leases - Other (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases
Operating lease asset	£ 596
Finance lease contracts and hire purchase agreements
Accumulated allowance for uncollectable minimum receivables	63
Transportation
Leases
Operating lease asset	280
Cars and light commercial vehicles
Leases
Operating lease asset	45
Other
Leases
Operating lease asset	271
Continuing operations
Leases
Amounts recognised as income and expense - Finance leases - contingent rental income		£ (3)	£ (3)
Amounts recognised as income and expense - Operating leases - minimum rentals payable	80	97	78
Discontinued Operations
Leases
Amounts recognised as income and expense - Operating leases - minimum rentals payable	£ 0	£ 11	£ 11